SCHEDULE OF WARRANT TRANSACTIONS (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Warrants, Outstanding at Beginning of Year	1,882,076	631,737	779,208
Warrants, Weighted-Average Exercise Price, Outstanding at Beginning of Year	$ 9.42	$ 75.34	$ 21.28
Warrants, Granted		1,296,876	1,406
Warrants, Weighted-Average Exercise Price, Granted		$ 3.47	$ 5.72
Warrants, Exercised			(118,238)
Warrants, Weighted-Average Exercise Price, Exercised			$ 11.20
Warrants, Forfeited or Cancelled	(19,007)	(46,537)	(30,639)
Warrants, Weighted-Average Exercise Price, Forfeited or Cancelled	$ 37.79	$ 24.23	$ 26.74
Warrants, Outstanding at End of Year	1,863,069	1,882,076	631,737
Weighted-Average Exercise Price, Outstanding at End of Year		$ 2.84
Weighted-Average Exercise Price, Outstanding at End of Year			$ 75.34
Warrants, Options Exercisable at End of Year	1,863,069	585,200	631,737
Warrants, Weighted-Average Exercise Price, Options Exercisable at End of Year	$ 9.13	$ 2.84	$ 75.34
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value		0.25	0.24
Warrants, Weighted-Average Exercise Price, Outstanding at End of Year	$ 9.13	$ 9.42	$ 75.34